OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS)	OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS)
Components of other comprehensive income (loss), including the portion attributable to non-controlling interests and related tax effects, were as follows:

year ended December 31, 2023	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(1,148)	7	(1,141)
Change in fair value of net investment hedges	23	(6)	17
Reclassification to net income of (gains) losses on cash flow hedges	97	(23)	74
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	(15)	4	(11)
Other comprehensive income (loss) on equity investments	(283)	72	(211)
Other Comprehensive Income (Loss)	(1,326)	54	(1,272)

year ended December 31, 2022	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	1,410	84	1,494
Change in fair value of net investment hedges	(48)	12	(36)
Change in fair value of cash flow hedges	(58)	19	(39)
Reclassification to net income of (gains) losses on cash flow hedges	63	(21)	42
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	81	(18)	63
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	9	(3)	6
Other comprehensive income (loss) on equity investments	1,156	(289)	867
Other Comprehensive Income (Loss)	2,613	(216)	2,397

year ended December 31, 2021	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(100)	(8)	(108)
Change in fair value of net investment hedges	(3)	1	(2)
Change in fair value of cash flow hedges	(13)	3	(10)
Reclassification to net income of (gains) losses on cash flow hedges	68	(13)	55
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	208	(50)	158
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	20	(6)	14
Other comprehensive income (loss) on equity investments	714	(179)	535
Other Comprehensive Income (Loss)	894	(252)	642
The changes in AOCI by component, net of tax, are as follows:

(millions of Canadian $)	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total

AOCI balance at January 1, 2021	(1,273)	(143)	(285)	(738)	(2,439)
Other comprehensive income (loss) before reclassifications[1]	(98)	(11)	158	506	555
Amounts reclassified from AOCI	—	55	14	28	97
Net current period other comprehensive income (loss)	(98)	44	172	534	652
Acquisition of TC PipeLines, LP2	362	(13)	—	4	353
AOCI balance at December 31, 2021	(1,009)	(112)	(113)	(200)	(1,434)
Other comprehensive income (loss) before reclassifications[1]	1,450	(39)	63	870	2,344
Amounts reclassified from AOCI	—	42	6	(3)	45
Net current period other comprehensive income (loss)	1,450	3	69	867	2,389
AOCI balance at December 31, 2022	441	(109)	(44)	667	955
Other comprehensive income (loss) before reclassifications[1]	(231)	—	(11)	(195)	(437)
Amounts reclassified from AOCI[3]	—	74	—	(16)	58
Net current period other comprehensive income (loss)	(231)	74	(11)	(211)	(379)
Impact of non-controlling interest[4]	(527)	—	—	—	(527)
AOCI balance at December 31, 2023	(317)	(35)	(55)	456	49
1Other comprehensive income(loss) before reclassifications on currency translation adjustments, cash flow hedges and equity investments are net of         non-controlling interest loss of $366 million (2022 – gains of $8 million; 2021 – losses of $12 million), nil (2022 – nil; 2021 – gains of $1 million), and nil (2022 – nil; 2021 – gains of $1 million), respectively.
2Represents the AOCI attributable to non-controlling interests of TC PipeLines, LP which was reclassified to AOCI on the Consolidated balance sheet upon completion of the acquisition of all the outstanding publicly-held common units of TC PipeLines, LP on March 3, 2021. Refer to Note 24, Non-controlling interests, for additional information.
3Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $4 million ($3 million, net of tax) at December 31, 2023. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time; however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.
4Represents the AOCI attributable to the 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf upon its sale on October 4, 2023. Refer to Note 24, Non-controlling interests, for additional information.
Details about reclassifications out of AOCI into the Consolidated statement of income were as follows:

year ended December 31	Amounts Reclassified From AOCI			Affected Line Item in the Consolidated Statement of Income[1]
	2023	2022	2021
(millions of Canadian $)

Cash flow hedges
Commodities	(85)	(47)	(22)	Revenues (Power and Energy Solutions)
Interest rate	(12)	(16)	(46)	Interest expense
	(97)	(63)	(68)	Total before tax
	23	21	13	Income tax (expense) recovery
	(74)	(42)	(55)	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial gains (losses)	—	(11)	(22)	Plant operating costs and other[2]
Settlement gain (loss)	—	2	2	Plant operating costs and other[2]
	—	(9)	(20)	Total before tax
	—	3	6	Income tax (expense) recovery
	—	(6)	(14)	Net of tax
Equity investments
Equity income (loss)	22	4	(37)	Income (loss) from equity investments
	(6)	(1)	9	Income tax (expense) recovery
	16	3	(28)	Net of tax
1Amounts in parentheses indicate expenses to the Consolidated statement of income.
2These AOCI components are included in the computation of net benefit cost. Refer to Note 28, Employee post-retirement benefits, for additional information.